Cash and cash equivalents, financial investments and derivative financial instruments	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents, financial investments and derivative financial instruments
Cash and cash equivalents, financial investments and derivative financial instruments
4 Cash and cash equivalents, financial investments and derivative financial instruments

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to interest rate of the DI, in repurchase agreement, financial bills, private securities and in short-term investment funds, whose portfolio is comprised of Brazilian Federal Government bonds and certificates of deposit of financial institutions; (ii) outside Brazil, in certificates of deposit of financial institutions and in short-term investment funds, whose portfolio is comprised of Federal Government bonds; and (iii) in currency and interest rate hedging instruments.

The financial assets were classified based on business model of the Company and its subsidiaries and are disclosed in Note 26.i.

The breakdown of cash and cash equivalents and financial investments is as follows:

a. Cash and cash equivalents

Cash and cash equivalents are presented as follows:

	12/31/2023	12/31/2022
Cash and bank deposits
In local currency	77,488	105,986
In foreign currency	47,664	5,811
Financial investments considered cash equivalents
In local currency
Securities and funds in local currency	5,476,726	5,204,766
In foreign currency
Securities and funds in foreign currency	323,810	305,206
Total cash and cash equivalents	5,925,688	5,621,769

b. Financial investments and derivative financial instruments

The financial investments that are not classified as cash and cash equivalents and derivative financial instruments are presented as follows:

	12/31/2023	12/31/2022
Financial investments
In local currency
Securities and funds in local currency	82,592	406,683
Derivative financial instruments and other financial assets at fair value (a)	1,162,283	556,510
Total financial investments and derivative financial instruments	1,244,875	963,193
Current	292,934	520,352
Non-current	951,941	442,841

(a) Accumulated gains, net of withholding income tax (see Note 26.g).